Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense on deposits
Interest expense on deposits, NOW accounts	$ 35	$ 57	$ 110
Interest expense on deposits, Savings accounts	67	57	45
Interest expense on deposits, Money market accounts	447	746	1,341
Interest expense on deposits, Certificates	3,192	5,987	9,785
Interest expense on deposits, Total	$ 3,741	$ 6,847	$ 11,281